Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 260,128	¥ 1,685,054	¥ 644,415
Restricted cash	30,138	195,230	161,649
Accounts and notes receivable (net of allowance for doubtful accounts of RMB10,416 and RMB40,070 (US$6,186) as of December 31, 2014 and 2015, respectively)	107,152	694,108	739,945
Short-term investments	16,193	104,897	911,242
Inventories	2,090	13,539	10,059
Prepaid expenses and other current assets	100,748	652,630	309,441
Deferred tax assets	4,803	31,113	35,002
Amounts due from related parties	16,230	105,137	54,867
Total current assets	537,482	3,481,708	2,866,620
Non-current assets:
Property and equipment, net	563,937	3,653,071	3,036,707
Intangible assets, net	196,697	1,274,166	1,404,453
Land use rights, net	9,985	64,682	66,175
Goodwill	271,075	1,755,970	1,755,970
Restricted cash	19,839	128,515	121,415
Deferred tax assets	7,240	46,900	42,573
Long-term investments	30,706	198,907	126,307
Amounts due from related parties	10,806	70,000	98,500
Other non-current assets	29,330	189,991	121,461
Total non-current assets	1,139,615	7,382,202	6,773,561
Total assets	1,677,097	10,863,910	9,640,181
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB160,181 and RMB276,000 (US$42,607) as of December 31, 2014 and 2015, respectively)	42,607	276,000	160,181
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB340,519 and RMB416,850 (US$64,351) as of December 31, 2014 and 2015, respectively)	74,504	482,622	386,074
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB375,124 and RMB435,912 (US$67,293) as of December 31, 2014 and 2015, respectively)	98,483	637,957	599,491
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB97,679 and RMB185,800 (US$28,683) as of December 31, 2014 and 2015, respectively)	28,683	185,800	97,679
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB338,655 and RMB332,091 (US$51,266) as of December 31, 2014 and 2015, respectively)	52,812	342,105	347,441
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB27,677 and RMB43,949 (US$6,785) as of December 31, 2014 and 2015, respectively)	7,712	49,959	35,013
Amounts due to related parties (including amounts due to related parties-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB53,371 and RMB48,762 (US$7,528) as of December 31, 2014 and 2015, respectively)	61,377	397,588	326,804
Current portion of long-term bank and other borrowings (including current portion of long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB900,000 and RMB12,422 (US$1,918) as of December 31, 2014 and 2015, respectively)	5,990	38,803	955,647
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB54,984 and RMB123,694 (US$19,095) as of December 31, 2014 and 2015, respectively)	21,688	140,488	71,939
Deferred government grant (including deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries of RMB6,150 and RMB6,332 (US$977) as of December 31, 2014 and 2015, respectively)	977	6,332	6,150
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2014 and 2015, respectively)	40,793	264,250
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB2,696 and nil as of December 31, 2014 and 2015, respectively)			2,696
Total current liabilities	435,626	2,821,904	2,989,115
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2014 and 2015, respectively)	4,227	27,384	280,728
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB27,534 (US$4,251) as of December 31, 2014 and 2015, respectively)	15,965	103,421	61,673
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB74,044 and RMB68,535 (US$10,580) as of December 31, 2014 and 2015, respectively)	10,580	68,535	74,044
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2014 and 2015, respectively)	308,747	2,000,000	2,264,064
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB458,632 and RMB543,503 (US$83,902) as of December 31, 2014 and 2015, respectively)	89,393	579,070	511,679
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB20,453 and RMB11,098 (US$1,713) as of December 31, 2014 and 2015, respectively)	2,237	14,492	20,453
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB227,821 and RMB218,522 (US$33,734) as of December 31, 2014 and 2015, respectively)	45,264	293,212	310,340
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB27,422 and RMB31,288 (US$4,830) as of December 31, 2014 and 2015, respectively)	4,830	31,288	27,422
Mandatorily redeemable noncontrolling interests (including mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries of RMB100,000 and RMB100,000 (US$15,437) as of December 31, 2014 and 2015, respectively)	15,437	100,000	100,000
Total non-current liabilities	496,680	3,217,402	3,650,403
Total liabilities	$ 932,306	¥ 6,039,306	¥ 6,639,518
Commitments and contingencies
Redeemable noncontrolling interests	$ 121,990	¥ 790,229	¥ 773,706
Shareholders' equity:
Additional paid-in capital	988,471	6,403,117	4,225,029
Accumulated other comprehensive loss	(3,741)	(24,236)	(65,754)
Statutory reserves	9,752	63,174	52,263
Accumulated deficit	(344,867)	(2,233,985)	(1,794,975)
Treasury stock	(29,816)	(193,142)	(213,665)
Total 21Vianet Group, Inc. shareholders' equity	619,804	4,014,962	2,202,924
Noncontrolling interest	2,997	19,413	24,033
Total shareholders' equity	622,801	4,034,375	2,226,957
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,677,097	10,863,910	9,640,181
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	4	30	23
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 1	¥ 4	¥ 3